Reconciliation of Financial Statements to Form 5500 (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets	$ 360,304
Adjustments related to corrective distributions:
Corrective distributions paid in subsequent year	488
Plan year 2023 corrective distributions paid in 2024	(402)
Form 5500	$ 360,390